Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Core Fund	May 31, 2025 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	773
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,519
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	510
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,752
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	739
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	$ 1,446